Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28 (Call 07/01/28)	$250	$241,279

Aerospace & Defense — 0.4%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	955	909,703
4.95%, 08/15/25 (Call 05/15/25)	10	9,879
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	723	705,897
3.85%, 12/15/26 (Call 09/15/26)	75	72,452
4.40%, 06/15/28 (Call 03/15/28)	50	48,386
5.40%, 01/15/27	445	448,584
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	15	13,996
3.13%, 05/04/27 (Call 02/04/27)	15	14,011
3.50%, 03/15/27 (Call 12/15/26)	65	61,615
3.95%, 08/16/25 (Call 06/16/25)	68	66,294
5.75%, 11/08/26 (Call 10/08/26)	525	532,373
5.75%, 01/15/29 (Call 12/15/28)	440	449,295
		3,332,485
Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	35	33,007
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	4,561	4,274,324
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,924,438
3.75%, 09/25/27 (Call 06/25/27)	250	237,834
		7,469,603
Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27
(Call 04/15/27)	20	19,787

Apparel — 0.4%
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	972	947,749
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	333	323,686
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	10	9,230
4.25%, 04/01/25 (Call 01/01/25)	70	68,328
7.00%, 11/27/26	750	758,312
7.05%, 11/27/25	210	212,652
7.35%, 11/27/28 (Call 10/27/28)	375	377,993
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	495	468,142
2.80%, 04/23/27 (Call 02/23/27)(a)	705	632,703
		3,798,795
Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.30%, 09/09/26	35	31,668
2.30%, 09/09/26	65	60,497
2.35%, 01/08/27	30	27,688
4.70%, 01/12/28	2,010	1,981,784
4.75%, 01/12/26	60	59,570
5.13%, 07/07/28	805	807,679
5.25%, 07/07/26	275	276,464
5.65%, 11/15/28	275	281,262
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,060	1,911,538
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	2,000	1,747,290
4.13%, 08/17/27 (Call 06/17/27)	1,500	1,386,200
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/25	$605	$590,468
6.80%, 10/01/27 (Call 08/01/27)	45	46,726
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	75	67,603
2.35%, 02/26/27 (Call 01/26/27)	950	857,282
2.70%, 08/20/27 (Call 06/20/27)	60	54,017
2.75%, 06/20/25 (Call 05/20/25)	165	157,338
2.90%, 02/26/25 (Call 01/26/25)	1,007	970,128
3.85%, 01/05/28 (Call 10/05/27)	25	23,225
4.00%, 01/15/25 (Call 10/15/24)	320	313,125
4.00%, 10/06/26 (Call 07/06/26)	75	71,565
4.30%, 07/13/25 (Call 04/13/25)	102	99,540
4.35%, 04/09/25 (Call 02/09/25)	852	834,510
4.35%, 01/17/27 (Call 10/17/26)	120	115,427
5.00%, 04/09/27 (Call 03/09/27)	1,170	1,148,996
5.80%, 06/23/28 (Call 05/23/28)	45	45,014
6.00%, 01/09/28 (Call 12/09/27)(a)	425	431,007
Honda Motor Co. Ltd., 2.53%, 03/10/27
(Call 02/10/27)	5	4,624
PACCAR Financial Corp.
1.80%, 02/06/25	30	28,847
4.45%, 03/30/26	60	59,499
Toyota Motor Credit Corp.
1.15%, 08/13/27	560	489,833
1.80%, 02/13/25	283	271,815
1.90%, 01/13/27	175	159,519
3.00%, 04/01/25	698	678,291
3.05%, 03/22/27	225	212,101
3.20%, 01/11/27	170	161,321
3.40%, 04/14/25	167	162,912
4.45%, 05/18/26	385	380,357
4.55%, 09/20/27	870	860,612
5.00%, 08/14/26	200	199,731
5.25%, 09/11/28	175	177,154
5.45%, 11/10/27(a)	30	30,598
		18,274,825
Auto Parts & Equipment — 0.1%
Aptiv PLC, 2.40%, 02/18/25 (Call 02/18/24)	150	144,270
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	640	581,350
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	55	51,781
		777,401
Banks — 33.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,693	6,170,116
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)(b)	775	781,131
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	315	279,280
1.85%, 03/25/26(a)	1,637	1,492,104
2.75%, 05/28/25	325	309,230
3.80%, 02/23/28	400	367,872
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	1,195	1,127,218
4.25%, 04/11/27	565	536,061
4.38%, 04/12/28(a)	450	421,793
5.18%, 11/19/25	412	402,681
5.59%, 08/08/28	800	794,920

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	$400	$406,957
6.61%, 11/07/28	400	414,596
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	160	146,618
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	375	349,212
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	2,476	2,235,694
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(b)	4,365	4,156,802
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	800	687,436
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	705	642,328
3.25%, 10/21/27 (Call 10/21/26)	40	37,338
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(b)	672	650,962
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	300	289,963
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	2,125	1,952,655
3.50%, 04/19/26	69	66,372
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	350	332,843
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	1,030	961,716
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	2,270	2,133,963
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	1,695	1,604,305
3.88%, 08/01/25	66	64,588
4.00%, 01/22/25	254	249,478
4.25%, 10/22/26(a)	140	135,371
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	495	467,466
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	1,365	1,313,363
4.45%, 03/03/26	180	175,725
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	40	39,466
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	1,000	980,324
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	470	464,838
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	1,505	1,481,742
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	1,240	1,268,909
6.22%, 09/15/26	20	20,434
Series L, 3.95%, 04/21/25	892	869,712
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,365	1,302,841
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	913	832,863
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(b)	2,280	2,073,954
1.25%, 09/15/26	1,275	1,140,241
1.50%, 01/10/25	25	23,930
1.85%, 05/01/25	222	210,799
Security	Par (000)	Value

Banks (continued)
2.65%, 03/08/27	$55	$50,840
3.70%, 06/07/25	245	238,447
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)(b)	70	62,627
5.20%, 02/01/28 (Call 01/01/28)	1,190	1,186,371
5.30%, 06/05/26	190	189,780
5.72%, 09/25/28 (Call 08/25/28)	555	561,535
5.92%, 09/25/25	220	221,664
Series H, 4.70%, 09/14/27 (Call 08/14/27)	70	68,651
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	165	150,152
1.05%, 10/15/26 (Call 09/15/26)	50	44,550
1.60%, 04/24/25 (Call 03/24/25)	1,875	1,781,019
1.65%, 07/14/28 (Call 05/14/28)	1,000	856,379
2.05%, 01/26/27 (Call 12/26/26)	5	4,548
2.45%, 08/17/26 (Call 05/17/26)	20	18,632
2.80%, 05/04/26 (Call 02/04/26)	140	132,396
3.40%, 01/29/28 (Call 10/29/27)	30	27,989
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	40	37,692
3.85%, 04/28/28	1,235	1,178,831
3.95%, 11/18/25 (Call 10/18/25)	105	102,332
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)(b)	20	19,034
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(b)	500	485,558
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	470	464,754
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(b)	170	173,055
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	385	399,480
Series G, 3.00%, 02/24/25 (Call 01/24/25)	250	242,486
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,700	4,268,749
1.30%, 06/11/25	1,731	1,622,824
1.30%, 09/15/26 (Call 06/15/26)	1,565	1,401,781
1.35%, 06/24/26	1,855	1,678,100
1.45%, 01/10/25	70	66,979
1.95%, 02/02/27	120	108,566
2.20%, 02/03/25	2,314	2,226,854
2.70%, 08/03/26(a)	1,320	1,233,100
2.95%, 03/11/27	90	83,623
3.45%, 04/11/25	85	82,564
4.50%, 12/16/25	50	48,742
4.75%, 02/02/26	750	740,491
5.25%, 06/12/28	170	168,755
5.35%, 12/07/26	325	324,282
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(b)	100	75,103
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	2,325	2,086,671
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(b)	815	776,745
3.65%, 03/16/25	210	204,058
4.38%, 01/12/26	1,640	1,592,780
4.84%, 05/09/28 (Call 05/07/27)	415	390,974
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	800	763,017
5.20%, 05/12/26	1,000	976,067

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	$50	$49,235
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	760	755,312
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(b)	210	212,477
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(b)	200	201,645
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	255	265,708
BPCE SA, 3.38%, 12/02/26	175	165,005
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	820	755,541
1.25%, 06/22/26 (Call 05/22/26)	200	180,285
2.25%, 01/28/25	1,788	1,719,318
3.30%, 04/07/25	230	222,868
3.45%, 04/07/27 (Call 03/07/27)	25	23,549
3.95%, 08/04/25	150	146,164
5.00%, 04/28/28 (Call 03/28/28)	340	333,593
5.14%, 04/28/25	265	263,300
5.62%, 07/17/26	160	160,708
5.93%, 10/02/26	260	264,144
5.99%, 10/03/28 (Call 09/03/28)	720	734,137
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)	600	611,784
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	3,060	2,770,541
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	1,470	1,323,143
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	30	28,592
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	1,370	1,270,373
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	1,302	1,255,405
3.20%, 10/21/26 (Call 07/21/26)	105	98,941
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	70	67,724
3.30%, 04/27/25	518	502,687
3.40%, 05/01/26	95	90,655
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	995	925,275
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	190	177,972
3.70%, 01/12/26	2,080	2,010,554
3.88%, 03/26/25	170	165,574
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	1,195	1,137,337
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	500	470,483
4.13%, 07/25/28	415	388,399
4.30%, 11/20/26	25	24,142
4.40%, 06/10/25	848	831,425
4.45%, 09/29/27	1,125	1,077,253
4.60%, 03/09/26	165	161,027
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	715	698,499
5.50%, 09/13/25	472	470,163
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	250	236,031
Security	Par (000)	Value

Banks (continued)
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)	$450	$415,187
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/25/26)	2	1,824
Comerica Bank, 4.00%, 07/27/25	250	236,456
Cooperatieve Rabobank UA, 4.38%, 08/04/25	250	242,585
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	30	29,170
Credit Suisse AG/New York NY
2.95%, 04/09/25	240	230,211
3.70%, 02/21/25	1,900	1,844,132
5.00%, 07/09/27(a)	835	818,312
7.50%, 02/15/28(a)	1,220	1,304,212
Deutsche Bank AG
4.10%, 01/13/26(a)	560	540,852
4.50%, 04/01/25	45	43,639
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(b)	180	183,352
Deutsche Bank AG/New York NY
1.69%, 03/19/26	250	229,147
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	1,500	1,375,914
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	715	639,732
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	775	692,160
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(b)	1,110	1,080,657
4.10%, 01/13/26	923	885,098
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	205	208,637
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	385	392,739
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	60	55,281
4.25%, 03/13/26	5	4,757
4.65%, 09/13/28 (Call 06/13/28)	1,425	1,298,810
Fifth Third Bancorp., 6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	680	687,275
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)(a)	177	168,766
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	65	61,038
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	275	249,889
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	2,377	2,155,533
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	1,555	1,386,028
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	3,095	2,778,996
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	1,720	1,566,169
3.50%, 01/23/25 (Call 10/23/24)	161	157,022
3.50%, 04/01/25 (Call 03/01/25)	159	154,389
3.50%, 11/16/26 (Call 11/16/25)	85	81,102
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	1,180	1,110,361
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	1,035	971,788
3.75%, 05/22/25 (Call 02/22/25)	141	137,297

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 02/25/26 (Call 11/25/25)	$55	$53,081
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	705	655,274
3.85%, 01/26/27 (Call 01/26/26)	115	110,439
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	1,125	1,062,532
4.25%, 10/21/25	90	87,692
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	215	207,367
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	335	335,398
5.95%, 01/15/27	130	132,456
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	1,250	1,294,474
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	2,670	2,405,363
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	695	653,835
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	90	78,445
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)(b)	1,265	1,192,701
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	1,000	849,250
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	490	443,383
3.90%, 05/25/26	2,972	2,856,161
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	345	326,602
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)	200	195,949
4.25%, 08/18/25	429	416,494
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	1,400	1,356,972
4.30%, 03/08/26	390	380,327
4.38%, 11/23/26	540	521,184
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,275	1,213,070
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)(b)	550	532,148
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(b)	625	626,139
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	250	253,121
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)	270	278,508
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	570	601,885
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)(a)	570	552,385
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	325	308,815
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(b)	5	5,001
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(a)(b)	1,825	1,726,683
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	2,285	2,076,432
Security	Par (000)	Value

Banks (continued)
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(b)	$200	$194,551
3.95%, 03/29/27	455	432,094
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	310	294,262
4.55%, 10/02/28	20	19,213
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(b)	200	201,356
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	665	603,234
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	2,645	2,370,410
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	2,835	2,580,963
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	2,355	2,243,226
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	3,672	3,488,568
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	100	89,758
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	20	19,234
2.95%, 10/01/26 (Call 07/01/26)	5	4,727
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	460	426,080
3.20%, 06/15/26 (Call 03/15/26)	40	38,198
3.30%, 04/01/26 (Call 01/01/26)	25	23,903
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(b)	10	9,280
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	195	183,505
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	2,185	2,080,343
3.90%, 07/15/25 (Call 04/15/25)	116	113,505
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	80	77,419
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	125	122,284
4.13%, 12/15/26	80	77,409
4.25%, 10/01/27	5	4,866
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	3,145	3,041,650
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	1,800	1,771,121
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	1,320	1,316,161
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	555	564,194
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	995	1,024,145
7.63%, 10/15/26	30	32,026
7.75%, 07/15/25	75	78,039
8.00%, 04/29/27(a)	245	267,340
KeyCorp, 4.10%, 04/30/28	730	666,096
Lloyds Bank PLC, 3.50%, 05/14/25	700	680,732
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	560	505,220
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	2,205	2,110,855

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	$20	$19,328
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	380	350,039
3.75%, 01/11/27	70	66,153
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	85	79,584
4.45%, 05/08/25	200	196,228
4.55%, 08/16/28	300	286,462
4.58%, 12/10/25	1,452	1,400,925
4.65%, 03/24/26	2,875	2,774,607
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	305	305,487
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	500	501,068
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	280	261,773
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	55	49,245
2.19%, 02/25/25	1,500	1,438,308
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	575	521,242
3.29%, 07/25/27(a)	525	490,568
3.78%, 03/02/25	83	81,112
3.85%, 03/01/26	50	48,289
3.96%, 03/02/28(a)	635	604,816
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	965	921,854
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	490	482,145
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(b)	335	332,471
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	410	408,760
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	440	440,526
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	200	199,206
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	450	449,909
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	610	547,500
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	145	130,581
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	1,380	1,307,274
2.84%, 09/13/26	15	13,959
4.02%, 03/05/28	615	583,439
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	300	283,101
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	65	64,673
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	295	296,526
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	825	834,265
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	3,437	3,113,459
Security	Par (000)	Value

Banks (continued)
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	$2,495	$2,240,353
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	3,600	3,263,249
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)(b)	1,548	1,472,072
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	1,760	1,603,853
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	395	379,446
3.13%, 07/27/26	1,835	1,734,650
3.59%, 07/22/28 (Call 07/22/27)(b)	255	238,627
3.63%, 01/20/27	55	52,530
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	1,920	1,791,326
3.88%, 01/27/26	1,536	1,492,558
3.95%, 04/23/27	375	355,968
4.00%, 07/23/25	919	898,490
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	770	739,526
4.35%, 09/08/26	330	320,200
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	330	324,350
5.00%, 11/24/25	893	883,305
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	395	388,480
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	205	204,078
6.25%, 08/09/26	225	229,642
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	115	118,224
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	410	424,710
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	350	345,797
5.88%, 10/30/26 (Call 09/30/26)	1,000	1,016,317
National Australia Bank Ltd./New York
3.91%, 06/09/27	250	240,337
4.90%, 06/13/28	500	495,651
National Bank of Canada, 5.25%, 01/17/25	2,000	1,991,729
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	1,970	1,768,852
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	1,290	1,174,232
4.80%, 04/05/26	1,185	1,162,677
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	25	23,934
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	200	196,927
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	500	497,180
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	335	334,007
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)	10	9,100
3.95%, 10/30/25	368	359,488
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	270	261,080
3.10%, 10/25/27 (Call 09/25/27)	500	457,924

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 06/01/25 (Call 05/02/25)	$277	$266,924
3.25%, 01/22/28 (Call 12/23/27)	30	27,574
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,143,200
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	40,292
2.60%, 07/23/26 (Call 05/24/26)	80	74,699
3.15%, 05/19/27 (Call 04/19/27)	530	494,290
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	385	376,742
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	1,275	1,259,714
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	958	951,615
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	443	442,678
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	550	562,763
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	480	396,077
2.25%, 05/18/25 (Call 04/18/25)	770	724,011
Royal Bank of Canada
0.88%, 01/20/26	205	187,031
1.15%, 06/10/25	1,088	1,021,144
1.15%, 07/14/26	170	152,856
1.20%, 04/27/26	60	54,496
1.40%, 11/02/26	55	49,381
2.05%, 01/21/27	55	50,098
3.63%, 05/04/27	35	33,214
4.24%, 08/03/27	120	116,311
4.65%, 01/27/26	95	93,357
4.88%, 01/12/26(a)	160	158,678
4.90%, 01/12/28	1,560	1,543,982
4.95%, 04/25/25	650	645,346
5.20%, 07/20/26	370	369,559
5.20%, 08/01/28	975	972,019
6.00%, 11/01/27	140	143,855
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	2,805	2,514,759
3.24%, 10/05/26 (Call 08/05/26)	90	83,096
3.45%, 06/02/25 (Call 05/02/25)	275	264,050
4.50%, 07/17/25 (Call 04/17/25)	300	293,210
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	340	343,727
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(b)	167	168,099
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	200	183,818
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	225	200,822
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	2,365	2,110,291
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	200	201,561
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	1,839	1,781,131
3.30%, 12/16/24	978	957,416
3.55%, 08/18/25	2,665	2,592,274
Security	Par (000)	Value

Banks (continued)
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	$110	$109,195
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(b)	525	529,611
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(b)	15	15,313
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	260	252,183
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	205	183,829
1.47%, 07/08/25	1,735	1,625,880
1.90%, 09/17/28	1,390	1,187,082
2.17%, 01/14/27	200	181,306
2.35%, 01/15/25	1,910	1,842,206
2.63%, 07/14/26	55	51,293
3.01%, 10/19/26	100	93,634
3.35%, 10/18/27	540	501,914
3.36%, 07/12/27	125	116,800
3.45%, 01/11/27	55	51,917
3.54%, 01/17/28	70	65,144
3.94%, 07/19/28(a)	700	658,915
5.52%, 01/13/28	1,470	1,476,068
5.72%, 09/14/28	45	45,598
5.80%, 07/13/28	400	405,732
5.88%, 07/13/26	285	287,609
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	520	492,531
Toronto-Dominion Bank (The)
0.75%, 09/11/25	35	32,244
0.75%, 01/06/26	50	45,493
1.15%, 06/12/25	1,264	1,185,057
1.20%, 06/03/26	495	447,096
1.25%, 09/10/26	3,610	3,245,165
1.45%, 01/10/25	35	33,514
1.95%, 01/12/27	125	113,458
2.80%, 03/10/27	235	217,540
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	830	778,920
3.77%, 06/06/25	85	82,866
4.11%, 06/08/27	190	182,625
4.69%, 09/15/27	85	83,375
5.52%, 07/17/28	475	478,967
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	47,266
2.15%, 12/06/24 (Call 11/06/24)	244	234,997
3.63%, 09/16/25 (Call 08/16/25)	250	239,073
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	75	64,039
1.20%, 08/05/25 (Call 07/03/25)	60	55,653
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)(b)	615	553,399
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	870	728,245
3.70%, 06/05/25 (Call 05/05/25)	74	71,868
4.00%, 05/01/25 (Call 03/01/25)	157	153,180
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	530	508,273
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(b)	205	205,253
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	450	470,398
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	50	47,135

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 04/26/28 (Call 03/26/28)	$520	$491,040
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	985	945,336
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	945	944,649
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(b)	225	231,748
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	142	136,554
2.80%, 01/27/25 (Call 12/27/24)	117	113,148
UBS AG, 5.65%, 09/11/28	1,480	1,496,124
UBS Group AG
3.75%, 03/26/25	464	450,139
4.55%, 04/17/26	600	584,661
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	4,770	4,287,592
3.00%, 10/23/26	90	84,271
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	50	47,130
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	235	220,378
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	819	766,716
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	10	9,735
4.10%, 06/03/26	5	4,816
4.30%, 07/22/27	270	259,180
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	2,720	2,652,393
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	415	414,605
Westpac Banking Corp.
1.15%, 06/03/26	80	72,635
1.95%, 11/20/28	750	645,872
2.35%, 02/19/25	275	265,605
2.85%, 05/13/26	100	94,953
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	1,381	1,319,569
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	195	184,182
		283,322,656
Beverages — 2.9%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	205	199,680
4.00%, 04/13/28 (Call 01/13/28)	1,010	978,810
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	70	68,281
Coca-Cola Co. (The)
1.00%, 03/15/28	20	17,286
1.45%, 06/01/27	2,700	2,423,978
1.50%, 03/05/28	5	4,411
2.90%, 05/25/27	155	145,974
3.38%, 03/25/27	1,910	1,842,311
Constellation Brands Inc., 4.35%, 05/09/27 (Call 04/09/27)	55	53,663
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,155	4,824,857
5.30%, 10/24/27 (Call 09/24/27)	2,230	2,260,688
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	60,553
Security	Par (000)	Value

Beverages (continued)
3.40%, 11/15/25 (Call 08/15/25)	$65	$62,582
3.43%, 06/15/27 (Call 03/15/27)	1,710	1,614,874
4.42%, 05/25/25 (Call 03/25/25)	361	355,172
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,134	5,811,875
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	230	221,852
2.38%, 10/06/26 (Call 07/06/26)	130	122,054
2.63%, 03/19/27 (Call 01/19/27)	810	758,946
2.75%, 04/30/25 (Call 01/30/25)	281	272,244
2.85%, 02/24/26 (Call 11/24/25)(a)	35	33,530
3.50%, 07/17/25 (Call 04/17/25)	1,571	1,535,298
4.45%, 05/15/28 (Call 04/15/28)(a)	500	500,148
5.13%, 11/10/26 (Call 10/10/26)	375	378,599
5.25%, 11/10/25	375	377,514
		24,925,180
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	25	21,565
1.90%, 02/21/25 (Call 01/21/25)	647	621,073
2.20%, 02/21/27 (Call 12/21/26)	10	9,180
2.60%, 08/19/26 (Call 05/19/26)	20	18,743
3.13%, 05/01/25 (Call 02/01/25)	466	451,351
5.15%, 03/02/28 (Call 02/02/28)	2,065	2,070,642
5.25%, 03/02/25	915	911,935
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	146,631
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	867	845,263
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,590	2,255,903
2.95%, 03/01/27 (Call 12/01/26)	1,520	1,425,909
3.50%, 02/01/25 (Call 11/01/24)	394	385,578
3.65%, 03/01/26 (Call 12/01/25)	600	580,672
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	45	45,110
		9,789,555
Building Materials — 1.9%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	245	235,272
2.49%, 02/15/27 (Call 12/15/26)	1,700	1,559,313
5.80%, 11/30/25(c)	700	704,161
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,003	2,927,379
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	4,297	4,164,457
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	100	93,282
1.70%, 08/01/27 (Call 06/01/27)	1,085	957,228
5.50%, 09/15/28 (Call 08/15/28)	1,265	1,269,464
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	365	311,531
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	887	840,875
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,000	1,900,028
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)(a)	1,215	1,170,904
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	64,140
		16,198,034
Chemicals — 1.8%
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	5	4,453
6.05%, 03/15/25	49	49,092
6.17%, 07/15/27 (Call 06/15/27)	895	903,789

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	$45	$43,846
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	5,270	4,771,076
2.70%, 11/01/26 (Call 08/01/26)	4,125	3,899,460
3.25%, 12/01/27 (Call 09/01/27)	1,445	1,362,557
5.25%, 01/15/28 (Call 12/15/27)(a)	555	563,218
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	104	97,730
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	400	381,414
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	635	615,743
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	50	47,213
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	72,356
4.00%, 12/15/26 (Call 09/15/26)	230	221,017
4.90%, 03/27/28 (Call 02/27/28)	825	815,424
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,101	1,004,113
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	115	111,139
3.45%, 06/01/27 (Call 03/01/27)	5	4,738
		14,968,378
Commercial Services — 1.2%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	445	393,447
3.38%, 09/15/25 (Call 06/15/25)	8,022	7,798,095
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	150	131,183
5.25%, 10/01/25 (Call 07/01/25)	342	337,773
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,110	993,030
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	75	73,377
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	539	510,567
2.65%, 10/01/26 (Call 08/01/26)	70	65,671
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	305	282,660
		10,585,803
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	1,900	1,656,856
3.00%, 06/20/27 (Call 03/20/27)	25	23,677
3.00%, 11/13/27 (Call 08/13/27)	25	23,618
4.00%, 05/10/28 (Call 04/10/28)	440	431,510
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	350	345,431
6.02%, 06/15/26 (Call 03/15/26)(a)	360	364,062
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	50	44,693
2.38%, 09/15/28 (Call 07/15/28)(a)	455	384,958
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,067	982,011
4.90%, 10/15/25 (Call 07/15/25)	2,563	2,537,550
5.25%, 07/01/28 (Call 06/01/28)	120	120,313
6.10%, 04/01/26 (Call 04/01/24)	10	10,007
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,928	1,834,227
3.00%, 06/17/27 (Call 04/17/27)(a)	185	171,714
4.75%, 01/15/28 (Call 12/15/27)	20	19,656
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	65	58,229
2.20%, 02/09/27 (Call 01/09/27)	15	13,766
Security	Par (000)	Value

Computers (continued)
3.30%, 05/15/26(a)	$660	$633,441
3.30%, 01/27/27	100	94,935
3.45%, 02/19/26	4,590	4,427,716
4.50%, 02/06/26	365	360,330
4.50%, 02/06/28 (Call 01/06/28)	160	157,383
7.00%, 10/30/25	2,235	2,314,522
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	480,535
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	90	86,846
		17,577,986
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)(a)	2,160	2,053,745
4.60%, 03/01/28 (Call 02/01/28)	4	4,035
4.80%, 03/02/26	124	124,473
Conopco Inc., Series E, 7.25%, 12/15/26	20	21,256
Procter & Gamble Co. (The)
2.80%, 03/25/27	10	9,430
2.85%, 08/11/27	20	18,853
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	100	93,832
3.10%, 07/30/25	152	147,485
3.38%, 03/22/25 (Call 01/22/25)	175	170,985
3.50%, 03/22/28 (Call 12/22/27)	1,940	1,845,487
4.88%, 09/08/28 (Call 08/08/28)	255	256,458
		4,746,039
Distribution & Wholesale — 0.5%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	1,215	1,206,532
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	3,161	3,034,107
		4,240,639
Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,055	1,879,845
2.45%, 10/29/26 (Call 09/29/26)	1,615	1,471,180
3.00%, 10/29/28 (Call 08/29/28)	2,300	2,028,628
3.50%, 01/15/25 (Call 11/15/24)	774	751,257
3.88%, 01/23/28 (Call 10/23/27)	490	454,425
4.45%, 10/01/25 (Call 08/01/25)	600	583,107
4.45%, 04/03/26 (Call 02/03/26)	205	199,214
4.63%, 10/15/27 (Call 08/15/27)	20	19,185
5.75%, 06/06/28 (Call 05/06/28)(a)	310	308,968
6.10%, 01/15/27 (Call 12/15/26)	150	150,818
6.50%, 07/15/25 (Call 06/15/25)	657	660,682
Affiliated Managers Group Inc., 3.50%, 08/01/25	50	47,864
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	150	135,693
2.10%, 09/01/28 (Call 07/01/28)	300	255,123
2.20%, 01/15/27 (Call 12/15/26)	750	673,209
2.30%, 02/01/25 (Call 01/01/25)	715	684,897
2.88%, 01/15/26 (Call 12/15/25)(a)	668	628,497
3.25%, 03/01/25 (Call 01/01/25)	679	655,427
3.38%, 07/01/25 (Call 06/01/25)	51	48,953
3.63%, 04/01/27 (Call 01/01/27)	165	154,514
5.30%, 02/01/28 (Call 01/01/28)	1,355	1,340,258
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,270	1,205,687
Ally Financial Inc.
4.63%, 03/30/25	243	237,578
4.75%, 06/09/27 (Call 05/09/27)(a)	640	605,485
5.80%, 05/01/25 (Call 04/01/25)(a)	15	14,886

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(b)	$5	$5,023
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	90,646
2.55%, 03/04/27 (Call 02/01/27)	455	418,727
3.13%, 05/20/26 (Call 04/20/26)	928	885,884
3.30%, 05/03/27 (Call 04/02/27)	455	427,389
3.63%, 12/05/24 (Call 11/04/24)	364	356,729
4.20%, 11/06/25 (Call 10/06/25)	402	394,094
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	590	587,342
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	160	159,798
5.85%, 11/05/27 (Call 10/05/27)	950	976,243
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	70	65,517
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	1,034	1,001,462
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	110	103,339
4.25%, 06/02/26 (Call 03/02/26)	167	161,635
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(b)	160	140,335
3.65%, 05/11/27 (Call 04/11/27)	35	32,547
3.75%, 03/09/27 (Call 02/09/27)	170	158,740
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	1,570	1,501,900
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(b)	1,170	1,123,878
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	305	303,327
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	610	586,278
Charles Schwab Corp., 6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	300	304,631
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	5	4,511
2.00%, 03/20/28 (Call 01/20/28)	960	829,928
2.45%, 03/03/27 (Call 02/03/27)(a)	55	50,019
3.00%, 03/10/25 (Call 12/10/24)	38	36,750
3.20%, 01/25/28 (Call 10/25/27)	200	184,086
3.30%, 04/01/27 (Call 01/01/27)	50	46,870
3.85%, 05/21/25 (Call 03/21/25)	72	70,162
4.20%, 03/24/25 (Call 02/22/25)(a)	299	293,826
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(b)	5	4,984
5.88%, 08/24/26 (Call 07/24/26)	180	181,733
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	584	568,932
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	520	503,632
4.10%, 02/09/27 (Call 11/09/26)	320	297,637
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,255	1,191,170
Franklin Resources Inc., 2.85%, 03/30/25	570	550,706
Intercontinental Exchange Inc., 4.00%, 09/15/27 (Call 08/15/27)	180	173,685
Invesco Finance PLC, 3.75%, 01/15/26	473	456,697
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,475	2,432,723
Legg Mason Inc., 4.75%, 03/15/26	535	527,491
Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	$105	$101,387
5.35%, 06/28/28 (Call 05/28/28)	1,235	1,240,435
5.65%, 06/28/25	85	85,265
Nomura Holdings Inc.
1.65%, 07/14/26	1,785	1,608,039
1.85%, 07/16/25	1,155	1,081,831
2.17%, 07/14/28(a)	510	435,813
2.33%, 01/22/27	2,080	1,873,500
2.65%, 01/16/25	430	414,572
5.71%, 01/09/26	200	199,619
5.84%, 01/18/28	200	200,470
6.07%, 07/12/28	340	343,999
ORIX Corp.
3.25%, 12/04/24(a)	235	229,086
3.70%, 07/18/27(a)	75	70,906
5.00%, 09/13/27	5	4,959
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	455	430,907
6.63%, 03/15/25 (Call 09/15/24)	760	758,434
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	230	211,778
3.95%, 12/01/27 (Call 09/01/27)	1,260	1,131,908
4.50%, 07/23/25 (Call 04/24/25)	845	813,038
Voya Financial Inc., 3.65%, 06/15/26	37	35,341
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	1,007	909,010
2.85%, 01/10/25 (Call 12/10/24)	1,756	1,695,287
		47,261,970
Electric — 5.9%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	1,465	1,381,077
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,128	4,012,014
3.20%, 04/15/25 (Call 03/15/25)	7,521	7,260,880
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	5	4,664
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	95	89,550
3.70%, 08/15/28 (Call 05/15/28)	1,530	1,446,374
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	40	36,669
Series A, 3.20%, 03/15/27 (Call 12/15/26)	320	302,448
Consumers Energy Co., 4.65%, 03/01/28 (Call 01/01/28)	30	29,570
Edison International
4.95%, 04/15/25 (Call 03/15/25)(a)	153	150,897
5.75%, 06/15/27 (Call 04/15/27)	640	644,390
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,120	1,070,457
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,275	2,105,642
4.60%, 07/01/27 (Call 06/01/27)	55	53,636
5.45%, 03/01/28 (Call 02/01/28)	135	135,304
5.95%, 02/01/29 (Call 01/01/29)	375	382,347
Series H, 3.15%, 01/15/25 (Call 10/15/24)	138	134,266
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	191	176,019
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,980	2,679,979
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	107	102,590
3.95%, 06/15/25 (Call 03/15/25)	589	574,593
5.15%, 03/15/28 (Call 02/15/28)	770	769,552

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	$3,876	$3,757,031
3.13%, 12/01/25 (Call 06/01/25)	113	108,754
4.40%, 05/15/28 (Call 03/15/28)	120	117,221
4.45%, 05/15/26 (Call 04/15/26)	105	103,915
5.05%, 04/01/28 (Call 03/01/28)	125	125,368
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,090	1,954,449
Iberdrola International BV, 5.81%, 03/15/25	710	712,157
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,225	3,066,124
3.35%, 11/15/27 (Call 08/15/27)	10	9,307
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	2,340	2,360,197
National Rural Utilities Cooperative Finance Corp.
5.05%, 09/15/28 (Call 08/15/28)	155	155,469
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(b)	15	14,289
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,045	1,843,949
1.90%, 06/15/28 (Call 04/15/28)	1,155	998,667
3.55%, 05/01/27 (Call 02/01/27)	115	108,967
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)	320	266,292
4.63%, 07/15/27 (Call 06/15/27)	70	68,667
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	300	255,776
4.90%, 02/28/28 (Call 01/28/28)	600	592,201
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	425	400,759
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,250	2,180,231
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	105	92,533
3.30%, 12/01/27 (Call 09/01/27)	275	250,042
5.45%, 06/15/27 (Call 05/15/27)	970	957,308
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	24,134
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	107	97,862
2.25%, 09/15/26 (Call 06/15/26)	45	41,786
3.00%, 05/15/25 (Call 02/15/25)	32	31,033
3.00%, 05/15/27 (Call 02/15/27)	10	9,379
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	455	420,919
5.85%, 11/15/27 (Call 10/15/27)	3,865	3,947,875
5.88%, 10/15/28 (Call 09/15/28)	35	35,703
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	105	98,799
4.95%, 08/15/28 (Call 07/15/28)	340	338,972
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	27,941
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	505	412,488
5.40%, 08/01/26 (Call 07/01/26)	275	275,291
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	180	178,598
5.30%, 03/01/28 (Call 02/01/28)	70	70,622
5.65%, 10/01/28 (Call 09/01/28)	25	25,465
Series E, 3.70%, 08/01/25 (Call 06/01/25)	215	208,393
		50,287,851
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	149	144,929
Security	Par (000)	Value

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	$365	$339,531
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	225	215,865
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	150	145,982
6.25%, 03/15/28 (Call 02/15/28)	240	244,116
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,300	1,243,155
4.75%, 06/15/25 (Call 03/15/25)	197	193,374
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	60	56,836
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	40	35,784
1.35%, 06/01/25 (Call 05/01/25)	3,055	2,892,310
2.50%, 11/01/26 (Call 08/01/26)	30	28,301
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,295
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	43,143
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	100	97,079
Legrand France SA, 8.50%, 02/15/25	375	390,326
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	495	488,652
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	823	746,748
		7,170,497
Environmental Control — 0.1%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	213	206,819
Veralto Corp., 5.35%, 09/18/28 (Call 08/18/28)(c)	750	747,557
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	60	58,384
		1,012,760
Food — 3.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	198	192,021
3.95%, 03/15/25 (Call 01/15/25)	197	192,766
4.15%, 03/15/28 (Call 12/15/27)	510	490,220
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	880	756,334
4.60%, 11/01/25 (Call 09/01/25)	45	44,145
5.30%, 10/01/26	155	154,502
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,230	4,936,425
4.00%, 04/17/25 (Call 02/17/25)	1,018	998,663
4.20%, 04/17/28 (Call 01/17/28)	10	9,678
5.24%, 11/18/25 (Call 05/18/24)	150	149,674
5.50%, 10/17/28 (Call 09/17/28)	110	111,813
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	170	159,680
3.20%, 08/21/25 (Call 05/21/25)	15	14,577
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	600	527,765
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,777,390
J M Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)	400	409,708
JM Smucker Co. (The), 3.50%, 03/15/25	242	236,022
Kellogg Co.
3.25%, 04/01/26	6,167	5,900,522
3.40%, 11/15/27 (Call 08/15/27)	2,035	1,903,775
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	142	134,826
3.88%, 05/15/27 (Call 02/15/27)	265	254,651
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	160	149,121

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 02/01/26 (Call 11/01/25)	$165	$158,904
3.70%, 08/01/27 (Call 05/01/27)	1,710	1,624,617
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	180	163,807
3.40%, 08/15/27 (Call 05/15/27)	2,550	2,402,585
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,749	1,654,640
2.63%, 03/17/27 (Call 01/17/27)	5	4,643
		25,513,474
Forest Products & Paper — 0.0%
Suzano International Finance BV, 5.50%, 01/17/27	15	14,826

Gas — 0.2%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	115	113,833
5.50%, 01/15/26 (Call 12/15/25)	1,384	1,379,113
5.50%, 10/01/26	125	124,165
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	68	63,279
3.20%, 06/15/25 (Call 03/15/25)	90	87,223
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	345	325,856
		2,093,469
Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.05%, 04/15/28 (Call 03/15/28)(c)	200	196,811
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	464	376,016
		572,827
Health Care - Products — 0.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	810	762,592
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	50	45,002
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	47	45,517
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,300	1,246,333
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	925	857,623
		2,957,067
Health Care - Services — 2.0%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	980	849,216
4.25%, 12/15/27 (Call 12/15/23)	585	551,960
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	1,350	1,242,067
2.38%, 01/15/25 (Call 12/15/24)	620	598,530
3.65%, 12/01/27 (Call 09/01/27)	1,985	1,887,548
4.10%, 03/01/28 (Call 12/01/27)	720	694,519
4.90%, 02/08/26 (Call 02/08/24)	500	494,945
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	1,035	1,003,507
5.20%, 06/01/28 (Call 05/01/28)	255	251,376
5.25%, 04/15/25	417	413,751
5.25%, 06/15/26 (Call 12/15/25)	95	94,175
5.38%, 02/01/25	230	228,644
5.38%, 09/01/26 (Call 03/01/26)	372	370,212
5.63%, 09/01/28 (Call 03/01/28)	205	205,361
5.88%, 02/15/26 (Call 08/15/25)	425	425,968
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	110	97,658
3.95%, 03/15/27 (Call 12/15/26)(a)	75	72,166
Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/01/25 (Call 03/01/25)	$157	$154,880
5.75%, 03/01/28 (Call 02/01/28)	200	204,062
5.75%, 12/01/28 (Call 11/01/28)	100	102,024
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(c)	305	303,949
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	122	111,094
2.30%, 12/01/24 (Call 11/01/24)	113	109,069
3.60%, 02/01/25 (Call 11/01/24)	148	144,604
3.60%, 09/01/27 (Call 06/01/27)	185	176,047
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	355	339,956
3.50%, 03/30/25 (Call 12/30/24)	430	418,758
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,060	1,022,101
1.15%, 05/15/26 (Call 04/15/26)	20	18,326
1.25%, 01/15/26	5	4,636
2.95%, 10/15/27	1,380	1,287,547
3.10%, 03/15/26	95	91,276
3.38%, 04/15/27(a)	55	52,430
3.45%, 01/15/27	55	52,715
3.75%, 07/15/25	48	47,000
3.85%, 06/15/28	1,800	1,728,001
5.25%, 02/15/28 (Call 01/15/28)(a)	1,025	1,045,816
		16,895,894
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	557,523

Home Builders — 0.0%
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	75	73,580

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	25	24,439
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	320	295,809
Whirlpool Corp., 3.70%, 05/01/25	17	16,562
		336,810
Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	14,072
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	585	555,785
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	3,765	3,281,829
2.75%, 02/15/26	155	148,164
3.05%, 08/15/25	455	439,673
		4,439,523
Insurance — 0.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	600	557,895
American International Group Inc., Series A-9, 5.75%,04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	80	75,011
Aon Corp., 8.21%, 01/01/27	435	460,842
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	130	126,166
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	300	280,533
Chubb INA Holdings Inc., 3.15%, 03/15/25	85	82,621
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	263	259,437

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$305	$289,801
7.00%, 04/01/28	70	73,638
Lincoln National Corp.
3.35%, 03/09/25(a)	25	24,214
3.80%, 03/01/28 (Call 12/01/27)(a)	250	233,036
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	65	59,172
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	175	159,958
4.15%, 03/04/26	47	45,970
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	50	48,595
MetLife Inc., 3.00%, 03/01/25	407	395,585
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	53,204
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	49,362
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	55,202
3.88%, 03/27/28 (Call 12/27/27)	1,300	1,242,490
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(b)	350	315,139
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(b)	735	710,446
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	155	144,159
		5,742,476
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	880	819,796
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,015	954,820
1.20%, 06/03/27 (Call 04/03/27)	55	48,809
3.15%, 08/22/27 (Call 05/22/27)	95	90,031
3.80%, 12/05/24 (Call 09/05/24)	38	37,471
4.55%, 12/01/27 (Call 11/01/27)	1,205	1,203,915
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	28	27,422
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	200	182,401
1.90%, 03/11/25 (Call 02/11/25)	363	346,505
3.60%, 06/05/27 (Call 03/05/27)	215	205,043
		3,916,213
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	178,591
3.95%, 05/01/28 (Call 02/01/28)	680	650,705
4.30%, 05/23/27 (Call 04/23/27)	215	209,556
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	153	142,100
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	209	198,717
2.80%, 12/15/24 (Call 11/15/24)	265	256,809
5.00%, 12/15/26 (Call 12/15/23)	1,060	1,056,380
		2,692,858
Leisure Time — 0.2%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,405	1,349,630
Security	Par (000)	Value

Lodging — 0.4%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	$267	$262,492
5.38%, 04/23/25 (Call 03/23/25)	240	238,769
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	404	394,595
3.75%, 10/01/25 (Call 07/01/25)	102	98,662
5.55%, 10/15/28 (Call 09/15/28)	255	256,918
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	471	471,691
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(a)	505	443,371
5.65%, 08/08/28 (Call 05/08/28)	980	938,119
		3,104,617
Machinery — 1.7%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	500	482,525
Caterpillar Financial Services Corp.
1.10%, 09/14/27	20	17,491
1.45%, 05/15/25	72	68,292
1.70%, 01/08/27	55	50,037
3.25%, 12/01/24(a)	26	25,473
3.60%, 08/12/27	15	14,420
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,885	1,708,075
1.88%, 01/15/26 (Call 12/15/25)	1,805	1,674,784
3.95%, 05/23/25	725	707,312
4.55%, 04/10/28 (Call 03/10/28)	325	313,223
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,845	1,743,796
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	135	130,718
John Deere Capital Corp.
1.50%, 03/06/28	15	13,073
1.70%, 01/11/27	5	4,543
1.75%, 03/09/27	20	18,099
2.05%, 01/09/25	37	35,790
2.35%, 03/08/27(a)	35	32,369
2.80%, 09/08/27	10	9,288
3.40%, 09/11/25	80	77,810
3.45%, 03/13/25	29	28,416
4.15%, 09/15/27	50	48,901
4.75%, 01/20/28	5	4,979
4.90%, 03/03/28	1,555	1,557,671
4.95%, 07/14/28	1,315	1,317,998
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	915	886,286
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	346	330,859
5.25%, 08/16/28 (Call 07/16/28)	160	160,795
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	80	77,725
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	170	163,135
3.45%, 11/15/26 (Call 08/15/26)	10	9,441
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	837	736,343
3.25%, 11/01/26 (Call 08/01/26)	2,058	1,950,035
		14,399,702
Manufacturing — 1.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	696	666,997
2.25%, 09/19/26 (Call 06/19/26)(a)	370	341,554
2.65%, 04/15/25 (Call 03/15/25)(a)	2,706	2,605,673
2.88%, 10/15/27 (Call 07/15/27)(a)	2,550	2,359,450

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.00%, 08/07/25	$2,459	$2,365,801
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	188	183,278
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	430	393,940
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	30	28,376
3.88%, 03/01/25 (Call 12/01/24)	181	177,121
		9,122,190
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	565	524,358
4.20%, 03/15/28 (Call 12/15/27)	5	4,705
4.91%, 07/23/25 (Call 04/23/25)	73	71,787
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	30	27,786
3.15%, 02/15/28 (Call 11/15/27)	500	466,739
3.38%, 08/15/25 (Call 05/15/25)	76	73,792
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	128,868
3.95%, 06/15/25 (Call 05/15/25)	50	48,618
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	470	433,948
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	508	491,530
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	557	504,905
3.38%, 02/15/28 (Call 12/15/27)	300	267,654
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	40	37,866
3.15%, 09/17/25	328	317,405
Walt Disney Co. (The)
2.20%, 01/13/28(a)	955	866,537
3.35%, 03/24/25	781	762,065
3.70%, 03/23/27	40	38,693
		5,067,256
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	25	24,146

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,600	1,466,341

Oil & Gas — 1.5%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	10	9,223
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	203	199,098
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	45	42,693
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,296	1,233,350
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	10	8,768
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	635	636,670
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,055	995,977
6.13%, 02/01/25 (Call 01/01/25)	12	12,015
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,805	2,733,558
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	45	43,117
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	419	414,118
5.13%, 12/15/26 (Call 09/15/26)	155	154,783
Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	$5	$5,396
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,810	1,800,014
5.65%, 05/15/28 (Call 04/15/28)	1,045	1,042,407
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	264	242,637
3.85%, 04/09/25 (Call 03/09/25)	21	20,554
3.90%, 03/15/28 (Call 12/15/27)	600	568,819
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	50	47,119
Shell International Finance BV
2.50%, 09/12/26	105	98,867
2.88%, 05/10/26	75	71,593
3.88%, 11/13/28 (Call 08/23/28)	800	768,591
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	178	172,827
TotalEnergies Capital SA, 3.88%, 10/11/28	1,080	1,038,717
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	40	37,974
		12,398,885
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,760	1,610,510
3.34%, 12/15/27 (Call 09/15/27)	45	42,204
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	246	240,043
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	705	660,881
		2,553,638
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,135	1,085,119
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	140	136,615
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	5	4,642
3.75%, 03/15/25 (Call 01/15/25)	180	175,280
3.90%, 06/01/28 (Call 03/01/28)(a)	275	257,471
		1,659,127
Pharmaceuticals — 3.1%
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,555	1,421,426
1.75%, 05/28/28 (Call 03/28/28)	1,300	1,144,180
4.88%, 03/03/28 (Call 02/03/28)	5	5,006
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,627	3,300,862
3.13%, 06/12/27 (Call 03/12/27)	10	9,471
3.38%, 11/16/25	4,545	4,404,469
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	30	28,554
3.73%, 12/15/24 (Call 09/15/24)(a)	125	122,556
4.69%, 02/13/28 (Call 01/13/28)(a)	185	182,327
Bristol-Myers Squibb Co., 1.13%, 11/13/27 (Call 09/13/27)	10	8,716
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	10	9,451
3.75%, 09/15/25 (Call 06/15/25)	505	489,621
Cencora Inc., 3.25%, 03/01/25 (Call 12/01/24)	166	161,528
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	167	152,753
3.05%, 10/15/27 (Call 07/15/27)	1,170	1,083,720

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 04/15/25 (Call 01/15/25)	$260	$252,238
3.40%, 03/01/27 (Call 12/01/26)	5	4,748
4.13%, 11/15/25 (Call 09/15/25)	116	113,311
4.38%, 10/15/28 (Call 07/15/28)	2,430	2,346,011
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	5	4,346
3.63%, 04/01/27 (Call 02/01/27)	50	47,555
3.88%, 07/20/25 (Call 04/20/25)	294	286,748
4.10%, 03/25/25 (Call 01/25/25)	741	729,573
4.30%, 03/25/28 (Call 12/25/27)	2,025	1,959,859
5.00%, 02/20/26 (Call 01/20/26)	140	139,270
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	292	282,823
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	345	337,613
3.88%, 05/15/28	10	9,621
Johnson & Johnson, 0.95%, 09/01/27 (Call 07/01/27)	15	13,172
McKesson Corp., 4.90%, 07/15/28 (Call 06/15/28)	500	498,143
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	555	544,869
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	235	228,611
4.05%, 05/17/28 (Call 04/17/28)(a)	270	263,879
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	93	89,430
2.00%, 02/14/27 (Call 12/14/26)	55	50,659
3.10%, 05/17/27 (Call 02/17/27)	60	56,939
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	905	888,675
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	55	52,283
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	47,663
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	655	578,862
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	3,180	2,961,370
3.90%, 08/20/28 (Call 05/20/28)	1,000	952,703
4.50%, 11/13/25 (Call 08/13/25)	175	171,930
		26,437,544
Pipelines — 2.4%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	20	20,096
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,080	2,061,916
5.88%, 03/31/25 (Call 10/02/24)	744	744,017
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	700	666,412
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	251	246,647
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	15,137
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	100	90,366
2.50%, 01/15/25 (Call 12/15/24)	389	375,777
2.50%, 02/14/25(a)	45	43,335
3.70%, 07/15/27 (Call 04/15/27)	45	42,801
4.25%, 12/01/26 (Call 09/01/26)	135	131,322
5.90%, 11/15/26 (Call 10/15/26)	435	442,572
6.00%, 11/15/28 (Call 10/15/28)	320	329,002
Energy Transfer LP
4.40%, 03/15/27 (Call 12/15/26)	120	115,448
5.55%, 02/15/28 (Call 01/15/28)	1,000	1,004,362
Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(b)	$360	$312,435
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	410	375,939
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	113,410
4.30%, 06/01/25 (Call 03/01/25)	18	17,680
4.30%, 03/01/28 (Call 12/01/27)	1,165	1,122,204
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	286	280,179
4.00%, 03/15/28 (Call 12/15/27)	15	14,169
4.13%, 03/01/27 (Call 12/01/26)	70	67,251
4.88%, 12/01/24 (Call 09/01/24)	534	528,659
4.88%, 06/01/25 (Call 03/01/25)	68	67,283
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	650	611,838
4.00%, 07/13/27 (Call 04/13/27)	1,210	1,151,644
4.90%, 03/15/25 (Call 12/15/24)	1,306	1,292,433
5.55%, 11/01/26 (Call 10/01/26)	495	498,770
5.65%, 11/01/28 (Call 10/01/28)	520	523,839
5.85%, 01/15/26 (Call 12/15/25)	2,878	2,899,597
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5	4,778
5.00%, 03/15/27 (Call 09/15/26)	80	79,293
5.63%, 03/01/25 (Call 12/01/24)	967	966,165
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	150	141,873
3.50%, 03/15/25 (Call 12/15/24)	338	328,476
Targa Resources Corp., 5.00%, 01/15/28 (Call 01/15/24)	500	485,415
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	351	344,696
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27 (Call 03/15/24)	790	822,172
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	715	680,118
4.65%, 07/01/26 (Call 04/01/26)	25	24,313
4.75%, 08/15/28 (Call 05/15/28)	65	62,459
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	40	37,921
3.90%, 01/15/25 (Call 10/15/24)	462	452,544
4.00%, 09/15/25 (Call 06/15/25)	130	126,599
		20,763,362
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	280	274,671
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,400	2,350,200
		2,624,871
Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	224	217,368
3.80%, 04/15/26 (Call 02/15/26)(a)	10	9,621
3.95%, 01/15/27 (Call 10/15/26)	5	4,761
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	58	53,672
1.45%, 09/15/26 (Call 08/15/26)	1,345	1,204,742
1.50%, 01/31/28 (Call 11/30/27)	510	434,753
1.60%, 04/15/26 (Call 03/15/26)	75	68,416
2.40%, 03/15/25 (Call 02/15/25)	839	804,646
2.75%, 01/15/27 (Call 11/15/26)	885	814,941

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 01/15/25 (Call 12/15/24)	$170	$164,566
3.13%, 01/15/27 (Call 10/15/26)	880	817,950
3.38%, 10/15/26 (Call 07/15/26)	540	509,683
3.55%, 07/15/27 (Call 04/15/27)	100	93,987
3.60%, 01/15/28 (Call 10/15/27)	40	37,221
3.65%, 03/15/27 (Call 02/15/27)	35	33,021
4.00%, 06/01/25 (Call 03/01/25)	100	97,469
4.40%, 02/15/26 (Call 11/15/25)(a)	245	239,236
5.25%, 07/15/28 (Call 06/15/28)	250	248,036
5.50%, 03/15/28 (Call 02/15/28)	290	289,943
AvalonBay Communities Inc.
3.20%, 01/15/28 (Call 10/15/27)(a)	200	185,630
3.35%, 05/15/27 (Call 02/15/27)	5	4,708
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	80	72,492
3.20%, 01/15/25 (Call 10/15/24)	441	425,766
3.65%, 02/01/26 (Call 11/03/25)	650	614,815
6.75%, 12/01/27 (Call 11/01/27)	520	528,715
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	545	530,020
3.90%, 03/15/27 (Call 12/15/26)	85	79,682
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	315	289,223
Crown Castle Inc.
4.80%, 09/01/28 (Call 08/01/28)	530	512,504
5.00%, 01/11/28 (Call 12/11/27)	580	566,302
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	85	75,581
1.35%, 07/15/25 (Call 06/15/25)(a)	90	83,981
2.90%, 03/15/27 (Call 02/15/27)	1,675	1,539,417
3.65%, 09/01/27 (Call 06/01/27)	645	602,686
3.70%, 06/15/26 (Call 03/15/26)	60	57,301
3.80%, 02/15/28 (Call 11/15/27)	3,035	2,826,392
4.00%, 03/01/27 (Call 12/01/26)	65	61,810
4.45%, 02/15/26 (Call 11/15/25)	75	73,151
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,085	1,022,981
4.45%, 07/15/28 (Call 04/15/28)(a)	845	806,213
5.55%, 01/15/28 (Call 12/15/27)	310	309,678
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	385	353,115
4.75%, 12/15/26 (Call 09/15/26)	500	471,029
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,578	1,456,155
1.25%, 07/15/25 (Call 06/15/25)	548	510,598
1.45%, 05/15/26 (Call 04/15/26)	959	873,168
1.80%, 07/15/27 (Call 05/15/27)(a)	15	13,254
2.90%, 11/18/26 (Call 09/18/26)	95	88,715
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	51	49,400
3.50%, 03/01/28 (Call 12/01/27)	250	234,195
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	200	170,653
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	1,200	1,107,747
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	1,100	1,089,508
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	52	51,130
5.38%, 04/15/26 (Call 01/15/26)	5	4,895
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	610	536,175
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 07/15/26 (Call 05/15/26)	$120	$113,825
3.40%, 02/01/25 (Call 11/01/24)	144	139,961
4.00%, 06/01/25 (Call 03/01/25)	368	358,453
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	200	179,453
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	440	425,754
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,342	1,301,091
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	7,865
5.95%, 02/15/28 (Call 01/15/28)	450	380,989
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	454	439,354
4.38%, 10/01/25 (Call 07/01/25)	208	199,005
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	468	454,378
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	505	474,136
4.75%, 01/15/28 (Call 10/15/27)	180	168,185
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	120	111,600
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	200	204,522
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	15	13,607
3.38%, 12/15/27 (Call 09/15/27)	600	559,923
4.88%, 06/15/28 (Call 05/15/28)	1,575	1,560,295
Realty Income Corp.
3.40%, 01/15/28 (Call 11/15/27)	555	515,714
3.88%, 04/15/25 (Call 02/15/25)	538	526,238
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	145	140,293
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	715	622,407
3.38%, 12/01/27 (Call 09/01/27)	620	577,135
3.50%, 09/01/25 (Call 06/01/25)	75	72,415
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	519	501,169
4.25%, 02/01/26 (Call 11/01/25)	245	236,211
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	215	186,913
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	150	133,685
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	835	802,902
3.25%, 10/15/26 (Call 07/15/26)	330	308,411
3.50%, 02/01/25 (Call 11/01/24)	518	502,730
3.85%, 04/01/27 (Call 01/01/27)	815	768,332
4.13%, 01/15/26 (Call 10/15/25)	85	82,119
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	213	207,642
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	2,110	1,948,241
4.25%, 04/01/26 (Call 01/01/26)	120	116,717
4.25%, 04/15/28 (Call 01/15/28)	410	391,303
Weyerhaeuser Co., 6.95%, 10/01/27	10	10,535
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	160	156,607
		40,322,932
Retail — 3.0%
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	826	805,643
5.05%, 07/15/26	180	178,982
6.25%, 11/01/28 (Call 10/01/28)	195	202,815
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	1,500	1,457,189

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	$100	$88,986
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	224	218,240
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)	820	707,650
2.13%, 09/15/26 (Call 06/15/26)	160	148,924
2.50%, 04/15/27 (Call 02/15/27)	2,495	2,318,441
2.70%, 04/15/25 (Call 04/15/24)(a)	57	55,241
2.80%, 09/14/27 (Call 06/14/27)	835	778,882
2.88%, 04/15/27 (Call 03/15/27)	810	761,403
3.00%, 04/01/26 (Call 01/01/26)	250	239,914
3.35%, 09/15/25 (Call 06/15/25)	406	395,459
4.95%, 09/30/26 (Call 08/30/26)	275	275,561
5.13%, 04/30/25	275	275,339
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	80	75,312
3.10%, 05/03/27 (Call 02/03/27)	820	772,175
3.35%, 04/01/27 (Call 03/01/27)	2,065	1,959,467
3.38%, 09/15/25 (Call 06/15/25)	165	159,409
4.00%, 04/15/25 (Call 03/15/25)	1,106	1,084,553
4.40%, 09/08/25	80	78,868
4.80%, 04/01/26 (Call 03/01/26)	70	69,448
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)(a)	37	36,027
4.80%, 08/14/28 (Call 07/14/28)	75	74,792
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	751	741,750
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	50	45,597
3.80%, 08/15/25 (Call 06/15/25)	8	7,803
4.75%, 02/15/26 (Call 01/15/26)	50	49,690
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,460	1,342,962
2.25%, 04/15/25 (Call 03/15/25)	4,956	4,767,621
2.50%, 04/15/26(a)	5,162	4,917,205
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	110	103,947
		25,195,295
Semiconductors — 1.9%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	130	124,068
3.90%, 10/01/25 (Call 07/01/25)	1,593	1,559,076
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	62,481
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,520	1,317,186
2.60%, 05/19/26 (Call 02/19/26)	1,570	1,487,734
3.15%, 05/11/27 (Call 02/11/27)	225	212,841
3.40%, 03/25/25 (Call 02/25/25)	475	463,925
3.70%, 07/29/25 (Call 04/29/25)(a)	422	412,339
3.75%, 03/25/27 (Call 01/25/27)	567	547,714
3.75%, 08/05/27 (Call 07/05/27)	800	770,486
4.88%, 02/10/26	675	674,603
4.88%, 02/10/28 (Call 01/10/28)	430	430,293
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	107	104,040
3.80%, 03/15/25 (Call 12/15/24)	325	318,864
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	285	251,440
4.88%, 06/22/28 (Call 03/22/28)	5	4,849
Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	$25	$24,045
5.38%, 04/15/28 (Call 03/15/28)	200	198,920
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	5	4,384
3.20%, 09/16/26 (Call 06/16/26)	1,145	1,100,995
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	502	500,401
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	151	144,773
3.15%, 05/01/27 (Call 03/01/27)	235	218,414
3.88%, 06/18/26 (Call 04/18/26)	85	81,809
4.40%, 06/01/27 (Call 05/01/27)(a)	410	396,602
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	45	42,878
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	27	24,788
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	325	295,256
1.38%, 03/12/25 (Call 02/12/25)	1,202	1,147,259
2.90%, 11/03/27 (Call 08/03/27)	60	56,094
4.60%, 02/15/28 (Call 01/15/28)	1,610	1,608,092
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	181,810
3.88%, 04/22/27 (Call 03/22/27)	1,235	1,192,916
		15,961,375
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	480	410,663
3.48%, 12/01/27 (Call 09/01/27)	645	600,122
3.84%, 05/01/25 (Call 04/01/25)	235	228,880
		1,239,665
Software — 4.6%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	154	148,464
2.15%, 02/01/27 (Call 12/01/26)	9,540	8,825,088
3.25%, 02/01/25 (Call 11/01/24)	107	104,777
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	55	52,320
4.38%, 06/15/25 (Call 03/15/25)(a)	459	452,723
Concentrix Corp., 6.60%, 08/02/28 (Call 07/02/28)	5	4,997
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	140	139,259
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	70	63,880
4.70%, 07/15/27 (Call 06/15/27)	945	929,287
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	33,233
3.85%, 06/01/25 (Call 03/01/25)	32	31,226
5.38%, 08/21/28 (Call 07/21/28)	275	277,217
5.45%, 03/02/28 (Call 02/02/28)	200	201,687
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,576	4,275,894
1.35%, 07/15/27 (Call 05/15/27)	175	154,828
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,435	3,248,461
2.70%, 02/12/25 (Call 11/12/24)	2,221	2,160,874
3.13%, 11/03/25 (Call 08/03/25)	2,120	2,055,099
3.30%, 02/06/27 (Call 11/06/26)	6,950	6,687,237
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	55	50,671

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.30%, 03/25/28 (Call 01/25/28)	$1,820	$1,618,574
2.50%, 04/01/25 (Call 03/01/25)	145	139,283
2.65%, 07/15/26 (Call 04/15/26)	27	25,296
2.80%, 04/01/27 (Call 02/01/27)	1,925	1,786,301
2.95%, 05/15/25 (Call 02/15/25)	172	165,923
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	91	84,193
1.40%, 09/15/27 (Call 07/15/27)	370	324,229
3.80%, 12/15/26 (Call 09/15/26)	5	4,827
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	350	333,340
4.95%, 03/28/28 (Call 02/28/28)	245	242,259
5.00%, 03/28/26(a)	295	293,104
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	3,002	2,708,002
4.50%, 05/15/25 (Call 04/15/25)	1,251	1,231,201
4.65%, 05/15/27 (Call 03/15/27)	30	29,337
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	690	655,396
		39,538,487
Telecommunications — 1.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,740	1,515,912
2.30%, 06/01/27 (Call 04/01/27)	35	31,869
3.80%, 02/15/27 (Call 11/15/26)	10	9,622
4.10%, 02/15/28 (Call 11/15/27)	5	4,795
4.25%, 03/01/27 (Call 12/01/26)	15	14,616
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	65	61,288
2.95%, 02/28/26	65	62,635
3.50%, 06/15/25	2,224	2,179,263
Nokia OYJ, 4.38%, 06/12/27(a)	60	56,775
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	705	657,285
3.20%, 03/15/27 (Call 02/15/27)	830	773,389
3.63%, 12/15/25 (Call 09/15/25)	1,465	1,406,880
Telefonica Emisiones SA, 4.10%, 03/08/27	20	19,231
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	115	106,820
3.70%, 09/15/27 (Call 06/15/27)	160	152,122
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	1,345	1,183,086
3.75%, 04/15/27 (Call 02/15/27)	85	81,080
4.80%, 07/15/28 (Call 06/15/28)(a)	835	821,952
4.95%, 03/15/28 (Call 02/15/28)	255	253,263
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	63	57,908
2.10%, 03/22/28 (Call 01/22/28)	1,445	1,280,198
2.63%, 08/15/26	785	737,157
3.00%, 03/22/27 (Call 01/22/27)	2,340	2,192,445
3.38%, 02/15/25	136	132,830
4.13%, 03/16/27	290	281,424
4.33%, 09/21/28	500	482,830
Vodafone Group PLC, 4.13%, 05/30/25	1,783	1,751,419
		16,308,094
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	85	79,021
3.55%, 11/19/26 (Call 09/19/26)	1,670	1,560,527
		1,639,548
Security	Par (000)	Value

Transportation — 0.8%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	$67	$63,856
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	55	49,885
2.90%, 02/01/25 (Call 11/01/24)	30	29,109
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,610	1,528,449
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	40	37,857
3.15%, 06/01/27 (Call 03/01/27)	25	23,490
3.65%, 08/01/25 (Call 06/01/25)	10	9,715
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	900	815,829
2.85%, 03/01/27 (Call 02/01/27)	155	142,959
2.90%, 12/01/26 (Call 10/01/26)	950	881,410
3.35%, 09/01/25 (Call 08/01/25)	1,646	1,584,170
4.30%, 06/15/27 (Call 05/15/27)	525	505,371
4.63%, 06/01/25 (Call 05/01/25)	297	291,998
5.25%, 06/01/28 (Call 05/01/28)	255	253,509
5.65%, 03/01/28 (Call 02/01/28)	260	262,553
6.30%, 12/01/28 (Call 11/01/28)	225	232,216
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	10	9,185
3.00%, 04/15/27 (Call 01/15/27)	10	9,405
3.25%, 01/15/25 (Call 10/15/24)	37	36,168
3.25%, 08/15/25 (Call 05/15/25)	12	11,639
3.75%, 07/15/25 (Call 05/15/25)	55	53,802
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	105	98,385
3.90%, 04/01/25 (Call 03/01/25)	296	291,013
		7,221,973
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	33	31,895
3.25%, 09/15/26 (Call 06/15/26)	10	9,395
3.50%, 03/15/28 (Call 12/15/27)(a)	1,300	1,192,633
		1,233,923
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	55	48,530
3.38%, 01/20/27 (Call 12/20/26)(a)	285	253,518
		302,048
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	352	342,845

Total Long-Term Investments — 98.6%
(Cost: $876,953,357)		842,230,486

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	20,376,282	20,386,470

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	150,000	$150,000

Total Short-Term Securities — 2.4%
(Cost: $20,520,953)		20,536,470

Total Investments — 101.0%
(Cost: $897,474,310)		862,766,956

Liabilities in Excess of Other Assets — (1.0)%		(8,719,517)

Net Assets — 100.0%		$854,047,439

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,044,249	$—	$(17,649,696	)(a)	$5,457	$(13,540)	$20,386,470	20,376,282	$135,830	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—	(810,000	)(a)	—	—	150,000	150,000	58,933		—
					$5,457	$(13,540)	$20,536,470		$194,763		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$842,230,486	$—	$842,230,486
Short-Term Securities
Money Market Funds	20,536,470	—	—	20,536,470
	$20,536,470	$842,230,486	$—	$862,766,956

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate